Risks (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Risks [Line Items]
Allowance for account receivables	$ 21	$ 21
Management written off amount		818,780
Loss allowance for receivables
Increase (decrease) interest risk rate	1.00%
Interest rate other variables, percentage	1.00%
Increased (decreased) amount	$ 21,271	52,890
Directors [Member]
Risks [Line Items]
Allowance for account receivables	19	19
A SPAC I [Member]
Risks [Line Items]
Allowance for account receivables	5	5
Other receivables		$ 5